Document and Entity Information	Oct. 19, 2026
Entity Information [Line Items]
Document Type	8-K
Entity Registrant Name	WHIRLPOOL CORP /DE/
Entity Central Index Key	0000106640
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-3932
Entity Tax Identification Number	38-1490038
Entity Address, Address Line One	2000 North M-63, MD 3602
Entity Address, City or Town	Benton Harbor,
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49022-2692
City Area Code	269
Local Phone Number	923-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
New York Stock Exchange | Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $1.00 per share
Trading Symbol	WHR
Security Exchange Name	NYSE
NYSE Texas | Depositary Share
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/20th interest in a share of 8.50% Series A Mandatory Convertible Preferred Stock, par value $1.00 per share
Trading Symbol	WHR-PRA
Security Exchange Name	NYSE
NYSE Texas | Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $1.00 per share
Trading Symbol	WHR